Income Tax	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax [Abstract]
Income tax

Note 20. Income tax

Considering that the Company is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% is the current rate applied to the Group which is the operational and main company of all operating entities of the Group in Brazil.

Current tax

	As of June 30,
	2024	2023
Loss before income tax	(28,074)	(34,101)
Income tax recorded in the income for the year	(5,129)	(2,154)

Current tax	(7,356)	(4,515)
Deferred tax	2,227	2,361
Effective tax rate	18.26%	6.32%

Deferred tax liability

As of June 30, 2024, and December 31, 2023, deferred tax liabilities are recognized for the temporary differences between the book and tax basis of intangible assets recorded in connection with business combinations in the amount of R$42,624 and R$44,566, respectively.

Note 23. Income tax

Considering that the Company is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% demonstrated below is the current rate applied to the Group which is the operational and main company of all operating entities of the Group in Brazil.

Current tax

Income tax on net profit or loss was calculated in accordance with applicable Brazilian law, applying tax rates for regular and presumed income tax regime, as described in note 3 related to taxation.

The income tax recorded in income for the years ended December 31, 2023, 2022 and 2021, is as follows:

	2023	2022	2021
Loss before income tax	(244,304)	(112,430)	(73,864)
Income tax credit at the combined rate of 34%	83,063	38,226	25,114
Adjustments for the demonstration of the effective rate:
Non-deductible expenses	385	(34)	(112)
Presumed income tax calculation effect(i)	-	(200)	(4,230)
Unrecognized tax loss carryforwards and temporary differences(ii)	(97,273)	(44,790)	(28,745)
Deferred tax liability expenses from identifiable assets acquired of businesses	5,072	5,635	3,956
Research and development tax benefit	3,247	-
Other	1,948	(613)	182
Income tax recorded in the income for the year	(3,558)	(1,776)	(3,835)

Current tax	(9,751)	(5,769)	(7,791)
Deferred tax	6,193	3,993	3,956
Effective tax rate	1.46%	1.58%	5.19%

(i)	As described in note 3, the taxation under Brazilian Tax Law allows certain companies to calculate income taxes as a percentage of gross revenue, using the presumed income tax regime. The effect of the presumed income tax of certain subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the regular income tax rate applied to the taxable profit of the subsidiaries.

(ii)	The Company has not recorded a deferred tax asset on tax loss carryforwards and temporary differences as the Company does not expect to realize these tax benefits in the foreseeable future. Tax losses may be carried forward indefinitely, though the amount of the carryforward that can be utilized is limited to 30% of taxable income in each carryforward year. As of December 31, 2023, 2022 and 2021, the Group had total tax losses of R$124,730, R$78,573 and R$30,397, respectively.

Deferred tax liability

As of December 31, 2023, and 2022, deferred tax liabilities are recognized for the temporary differences between the book and tax basis of intangible assets recorded in connection with business combinations in the amount of R$44,566 and R$45,838, respectively.